Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 132,487	$ 828,206
Accounts receivable, net	34,767	10,720
Inventory, net	158,053	436,405
Prepaid expenses and other current assets	287,063	324,708
TOTAL CURRENT ASSETS	612,370	1,600,039
Property and equipment, net	27,296	33,168
Intangible assets, net	2,994,000	3,406,714
Long term deposits	23,065	38,692
Operating lease right-of-use assets, net	142,801	174,100
Goodwill	467,409	467,409
TOTAL ASSETS	4,266,941	5,720,122
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,396,543	4,050,798
Operating lease liabilities, current	119,065	55,745
Notes payable	446,246	453,123
Convertible debentures, net of discount	482,885	602,787
Deferred revenues	39,170
Derivative liabilities	2,717,633	4,224,585
TOTAL CURRENT LIABILITIES	7,415,791	9,387,038
Notes payable, long term	0	219,465
Operating lease liabilities, long term	23,068	119,065
TOTAL LIABILITIES	7,438,859	9,725,568
COMMITMENTS AND CONTINGENCIES (Note 12)
Common stock - $0.01 par value; 200,000,000 shares authorized; 53,442,147 and 44,685,673 shares issued and outstanding as of December 31, 2022 and 2021, respectively	53,442	44,685
Additional paid in capital	19,391,400	10,116,296
Accumulated other comprehensive loss	(247,760)	(430,255)
Accumulated deficit	(21,631,241)	(13,086,318)
Stemtech Corporation stockholders’ deficit	(2,434,159)	(3,355,592)
Non-controlling interest in subsidiaries	(737,759)	(649,854)
TOTAL STOCKHOLDERS’ DEFICIT	(3,171,918)	(4,005,446)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 4,266,941	$ 5,720,122